UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08342
Strategic Income Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Strategic Income Portfolio                                                                                                              as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 84.7%

Security	Principal	U.S. $ Value
Brazil — 0.7%
Republic of Brazil, 12.50%, 1/5/16	BRL 6,870,000	$3,179,478
Total Brazil (identified cost $2,808,484)		$3,179,478
Chile — 0.7%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15	3,000,000	$3,176,400
Total Chile (identified cost $3,000,000)		$3,176,400
Egypt — 2.0%
CSFB Egyptian Credit Linked Note, 0.00%, 2/28/06	EGP 17,335,000	3,006,417
CSFB Egyptian Credit Linked Note, 0.00%, 2/28/06	EGP 37,575,000	6,516,304
Total Egypt (identified cost $9,527,774)		$9,522,721
Indonesia — 1.2%
APP Finance VI, 0.00%, 11/18/12 (1)(2)(3)	4,000,000	100,000
APP Finance VII, 3.50%, 4/30/03 (1)(2)(3)	2,000,000	120,000
DGS International Finance, 10.00%, 6/1/07 (1)(3)	2,000,000	32,000
Indah Kiat International Finance, 12.50%, 6/15/06 (1)(3)	1,000,000	640,000
Indonesia Recapital, 14.00%, 6/15/09	IDR 45,000,000,000	4,987,597
Total Indonesia (identified cost $11,213,791)		$5,879,597
Morocco — 0.1%
Snap Ltd., 11.50%, 1/29/09	DEM 716,595	447,131
Total Morocco (identified cost $370,152)		$447,131
Philippines — 0.2%
Bayan Telecommunications, 13.50%, 7/15/06 (1)(3)(4)	2,000,000	730,000
Total Philippines (identified cost $1,917,237)		$730,000
Vietnam — 0.2%
Socialist Republic of Vietnam, 6.875%, 1/15/16 (4)	1,000,000	1,032,500
Total Vietnam (identified cost $982,536)		$1,032,500
United States — 79.6%
Corporate Bonds & Notes — 0.8%
Baltimore Gas and Electric, 6.73%, 6/12/12	400,000	426,637
BellSouth Capital Funding, 6.04%, 11/15/26	300,000	302,770
Coca-Cola Enterprise, 7.00%, 10/1/26	375,000	427,747
Eaton Corp., 8.875%, 6/15/19	500,000	644,581

Ford Holdings, 9.30%, 3/1/30	1,000,000	$795,000
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,149,638
Total Corporate Bonds & Notes (identified cost, $3,762,502)		$3,746,373
Collateralized Mortgage Obligations — 11.3%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	1,170,997	1,214,613
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	969,635	999,351
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	3,742,997	3,861,783
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	915,820	972,451
Federal National Mortgage Association, Series 1992-180, Class F, 5.68%, 10/25/22 (5)	3,989,401	4,093,450
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,243,408	1,285,852
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	2,908,630	3,044,513
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	3,961,659	4,195,765
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	2,681,868	2,806,888
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	7,067,298	7,145,950
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	3,523,526	3,687,538
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,252,932	2,419,906
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	891,622	933,201
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	3,038,059	3,230,191
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	863,021	906,192
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	4,292,974	4,450,180
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	978,463	1,013,314
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,113,834
Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	2,391,239	2,391,239
Total Collateralized Mortgage Obligations (identified cost, $54,040,308)		$53,766,211

Mortgage Pass-Throughs — 65.0%
Federal Home Loan Mortgage Corp.:
4.637% with maturity at 2023 (6)	2,335,712	$2,385,294
6.00% with maturity at 2024	8,461,901	8,644,542
6.50% with various maturities to 2024	5,956,896	6,178,187
7.00% with various maturities to 2024	4,098,475	4,307,925
7.31% with maturity at 2026	812,196	860,089
7.50% with various maturities to 2026	8,834,391	9,397,528
7.95% with maturity at 2022	1,072,057	1,159,856
8.00% with various maturities to 2021	405,727	422,380
8.15% with maturity at 2021	801,295	815,444
8.30% with maturity at 2021	574,057	626,183
8.47% with maturity at 2018	500,796	545,728
8.50% with various maturities to 2028	3,894,754	4,262,285
9.00% with various maturities to 2027	2,396,811	2,645,892
9.25% with various maturities to 2016	370,788	383,095
9.50% with various maturities to 2027	881,904	986,626
9.75% with various maturities to 2020	95,610	102,202
10.00% with various maturities to 2025	844,776	948,041
10.25% with maturity at 2013	232,353	244,176
10.50% with various maturities to 2021	1,396,416	1,602,147
11.00% with various maturities to 2019	2,301,303	2,626,574
11.25% with maturity at 2010	27,059	29,278
12.50% with various maturities to 2019	287,434	328,477
12.75% with maturity at 2013	22,189	24,376
13.25% with maturity at 2013	4,505	5,116
13.50% with maturity at 2019	26,169	29,982
		$49,561,423
Federal National Mortgage Association:
4.12% with various maturities to 2033 (6)	49,806,523	50,068,223
4.222% with various maturities to 2035 (6)	102,520,426	102,998,443
4.241% with maturity at 2035 (6)	14,812,310	14,885,034
4.324% with maturity at 2022 (6)	5,232,413	5,287,472
4.372% with maturity at 2025 (6)	4,048,725	4,044,379
4.572% with maturity at 2024 (6)	3,269,900	3,286,799
4.643% with maturity at 2023 (6)	903,228	907,491
5.609% with maturity at 2028 (6)	1,194,350	1,213,052
6.50% with various maturities to 2028	8,725,465	9,035,004
7.00% with various maturities to 2024	2,079,850	2,182,486
7.50% with various maturities to 2026	14,360,041	15,165,273
8.00% with various maturities to 2028	16,229,854	17,429,334
8.50% with various maturities to 2026	531,439	557,868
8.91% with maturity at 2010	230,742	241,259
9.00% with various maturities to 2024	1,751,209	1,903,168
9.03% with maturity at 2028	2,391,312	2,634,389

9.50% with various maturities to 2030	3,541,786	$3,942,117
10.50% with maturity at 2020	182,582	210,771
11.00% with various maturities to 2025	210,091	238,041
11.50% with maturity at 2019	233,163	266,134
12.00% with maturity at 2015	147,845	169,412
12.50% with maturity at 2015	810,864	928,848
12.75% with maturity at 2014	25,481	30,342
13.00% with various maturities to 2015	297,255	345,928
13.50% with various maturities to 2015	142,790	165,190
14.75% with maturity at 2012	480,285	567,623
		$238,704,080
Government National Mortgage Association:
7.00% with various maturities to 2024	4,078,678	4,296,993
7.50% with various maturities to 2028	5,075,477	5,430,571
7.75% with maturity at 2019	49,249	52,952
8.00% with various maturities to 2023	1,967,448	2,125,801
8.30% with various maturities to 2020	530,741	575,689
8.50% with various maturities to 2021	382,806	413,113
9.00% with various maturities to 2025	1,471,061	1,623,189
9.50% with various maturities to 2026	4,490,783	5,060,636
12.50% with maturity at 2019	347,221	398,279
13.50% with maturity at 2014	26,512	31,900
		$20,009,123
Total Mortgage Pass-Throughs (identified cost, $309,826,093)		$308,274,626
Auction Preferred Shares — 1.0%
Investment Grade Municipal Fund, Series A, Variable Rate, 4.50% (6)	41	2,050,000
Van Kamp American Municipal Opportunities Fund, Series A, Variable Rate, 4.69% (6)	100	2,500,000
Total Auction Preferred Shares (indentified cost, $4,550,000)		$4,550,000
Auction Rate Certificates — 1.1%
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 4.48%, 7/1/32 (6)	2,475,000	2,475,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 4.55%, 7/1/33 (6)	3,000,000	3,000,000
Total Auction Rate Certificates (identified cost, $5,475,000)		$5,475,000

U.S. Treasury Obligations — 0.4%
United States Treasury Bond, 7.875%, 2/15/21 (7) -(identified cost, $1,824,613)	1,500,000	$2,004,083
Total United States (identified cost $379,478,516)		$377,816,293
Total Bonds & Notes (identified cost, $409,298,490)		$401,784,120

Common Stocks — 0.1%

Security	Shares	Value
Indonesia — 0.1%
Business Services — 0.1%
APP China (1)	8,155	$438,331
		$438,331
Total Indonesia (identified cost $1,522,635)		$438,331
Total Common Stocks (identified cost $1,522,635)		$438,331

Commercial Paper — 11.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Autobahn Funding Co., LLC, 4.41%, 2/3/06	15,000	$14,996,325
Giro Balanced Funding Corp., 4.49%, 2/14/06	20,000	19,967,572
Gotham Funding Corp., 4.41%, 2/1/06	20,000	20,000,000
Total Commercial Paper (at amortized cost, $54,963,897)		$54,963,897

Short-Term Investments — 2.6%

Security	Principal	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	12,245,000	$12,245,000
Total Short-Term Investments (at amortized cost, $12,245,000)		$12,245,000

Call Options Purchased — 0.3%

	Contracts
Security	(000’s omitted)	Value
Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	37,083	$1,360,371
Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	32	349,780
Total Call Options Purchased (at identified cost, $641,472)		$1,710,151
Total Investments — 99.3% (identified cost $478,671,494)		$471,141,499
Other Assets, Less Liabilities — 0.7%		$3,262,687
Net Assets — 100.0%		$474,404,186

BRL	—	Brazilian Real
DEM	—	Deutsche Mark
EGP	—	Egyptian Pound
IDR	—	Indonesian Rupiah

(1)	Non-income producing security.
(2)	Convertible bond.
(3)	Defaulted security.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $1,762,500 or 0.4% of the net assets.

(5)	Floating-Rate.
(6)	Adjustable rate securities. Rates shown are the rates at period end.
(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at January 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
02/07/06	Canadian Dollar 7,520,000	United States Dollar 6,536,118	$(42,455)
02/17/06	Chilean Peso 1,639,500,000	United States Dollar 3,130,848	17,976
02/02/06	Euro 5,377,000	United States Dollar 6,524,989	(4,302)
04/13/06	Euro 4,000,000	United States Dollar 4,835,196	(41,711)
02/03/06	Japanese Yen 1,050,000,000	United States Dollar 9,114,583	144,083
02/10/06	Japanese Yen 3,293,000,000	United States Dollar 28,538,002	380,105
02/13/06	Peruvian Sol 21,076,000	United States Dollar 6,114,125	(239,638)
			$214,058

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
02/07/06	Canadian Dollar 7,520,000	United States Dollar 6,543,369	$35,204
02/02/06	Euro 5,377,000	United States Dollar 6,504,815	24,476
02/08/06	Euro 5,330,000	United States Dollar 6,556,166	(81,606)
02/16/06	Euro 5,377,000	United States Dollar 6,530,528	4,274
02/06/06	Indonesian Rupiah 120,000,000,000	United States Dollar 12,627,592	144,384
02/13/06	Indonesian Rupiah 113,000,000,000	United States Dollar 12,066,204	(59,548)
02/17/06	Icelandic Kroner 448,754,000	Euro 6,020,957	(128,326)
02/17/06	Icelandic Kroner 200,000,000	Euro 2,652,133	(28,090)
02/27/06	Icelandic Kroner 637,296,000	Euro 8,449,232	(109,477)
02/06/06	Korean Won 25,547,000,000	United States Dollar 25,913,153	572,185
02/02/06	Philippines Peso 343,000,000	United States Dollar 6,485,035	92,146
02/06/06	Romanian Leu 7,100,000	Euro 1,930,030	36,494
4/13/06	Romanian Leu 14,452,000	United States Dollar 4,836,033	(7,267)
10/27/06	Romanian Leu 27,425,000	Euro 7,432,249	(73,253)
02/10/06	Singapore Dollar 18,550,000	United States Dollar 11,443,553	(9,834)
02/14/06	Slovakia Koruna 709,532,000	Euro 18,195,928	966,342
02/28/06	Slovakia Koruna 704,790,000	Euro 18,882,822	(27,043)
02/09/06	Turkish Lira 12,938,000	United States Dollar 9,632,939	126,917
02/21/06	Turkish Lira 7,035,600	United States Dollar 5,223,550	68,022
			$1,546,000

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date(s)	Contracts	Position	Cost	Value	(Depreciation)
03/06	80 Nikkei 225	Long	$6,220,000	$6,628,000	$408,000
03/06	36 DAX Index	Long	5,823,358	6,222,802	399,444
03/06	46 Japan 10 Year Bond	Short	(53,656,516)	(53,801,905)	(145,389)
					$662,055

Descriptions of the underlying instruments to Futures Contracts:

Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. DAX Index: The German Stock Index is a total return index of 30 selected blue chip stocks traded on the Frankfurt Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

At January 31, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

Total Return Swaps

The Portfolio has entered into a total return swap agreement with Morgan Stanley and Co. International Limited whereby the Portfolio makes quarterly payments at a rate equal to the three-month LIBOR minus 2.50% on the notional amount of $5,000,000 plus the price depreciation of the MSCI Turkey Index on the same notional amount. In exchange, the Portfolio receives payments equal to the price appreciation of the MSCI Turkey Index on the same notional amount. The value of the contract, which terminates on May 18, 2006 is recorded as a receivable for open swap contracts of $1,577,215, at January 31, 2006

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
4,000,000 USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(292,123)
10,000,000 USD	4/20/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(659,466)

5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	$(606,307)
4,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	$(262,595)
50,000,000 USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	$(110,780)
30,000,000 USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	$237,119

6,000,000 USD	1/20/2011	Agreement with Barclays Bank, PLC dated 1/18/2006 to pay 0.75% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Arab Republic of Egypt, Barclays Bank, PLC agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Arab Republic of Egypt to Barclays Bank, PLC.	$(24,799)
20,000,000 USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	$168,216

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$481,519,556
Gross unrealized appreciation	$2,660,301
Gross unrealized depreciation	(13,038,358)
Net unrealized depreciation	$(10,378,057)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at January 31, 2006 on a federal income tax basis was $2,437,431.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer
Date:	March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer
Date:	March 24, 2006
By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer and Principal Financial Officer
Date:	March 24, 2006